Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Chellomedia Disposal Group. On January 31, 2014, we completed the sale of the Chellomedia Disposal Group to AMC Networks Inc. for €750.0 million ($1,013.1 million at the applicable rate) in cash (the Chellomedia Transaction). Accordingly, the Chellomedia Disposal Group is reflected as a discontinued operation in our consolidated statements of operations and cash flows for all periods presented. The assets disposed of pursuant to the Chellomedia Transaction exclude Chellomedia’s premium sports and film channels in the Netherlands. In connection with the sale of the Chellomedia Disposal Group, we recognized a pre-tax gain of $342.2 million. This pre-tax gain is net of a $64.0 million cumulative foreign currency translation loss, which was reclassified to net loss from accumulated other comprehensive earnings. The associated income tax expense of $9.5 million differs from the amount computed by applying the U.K. statutory income tax rate in effect at the time of 21.5% primarily due to the fact that (i) the transaction was not subject to taxation in the U.K. and (ii) most elements of the transaction were not subject to taxation in the Netherlands or the U.S. The net after-tax gain of $332.7 million is included in gain on disposal of discontinued operations, net of taxes, in our consolidated statement of operations.

Certain of our broadband communications operations will continue to receive programming services from the Chellomedia Disposal Group through contracts that were negotiated as part of the disposal.  As such, Liberty Global will have continuing cash outflows associated with the Chellomedia Disposal Group through at least 2017.  However, our involvement as an ongoing customer of the Chellomedia Disposal Group does not disqualify discontinued operations classification because (i) the ongoing cash outflows are not considered significant to the Chellomedia Disposal Group and (ii) Liberty Global does not possess any rights within the ongoing contractual arrangements that would allow us to exert influence over the Chellomedia Disposal Group.

The summarized financial position of the Chellomedia Disposal Group as of December 31, 2013 is as follows (in millions):

Assets:
Cash and cash equivalents	$4.6
Other current assets	234.1
Investments	21.1
Property and equipment, net	43.1
Goodwill	224.4
Other assets	225.0
Total assets (a)	$752.3

Liabilities:
Current liabilities	$127.5
Other long-term liabilities	19.8
Total liabilities (a)	147.3
Total equity	605.0
Total liabilities and equity	$752.3
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(a)	Excludes intercompany payables and receivables that are eliminated within Liberty Global’s consolidated financial statements.

Austar. On July 11, 2011, our company and Austar entered into agreements with certain third parties (collectively, FOXTEL) pursuant to which FOXTEL agreed to acquire 100% of Austar’s ordinary shares through a series of transactions (the Austar Transaction), one of which involved our temporary acquisition of the 45.85% of Austar’s ordinary shares held by the noncontrolling shareholders (the Austar NCI Acquisition). On April 26, 2012, pursuant to the terms of the Austar NCI Acquisition, all of the shares of Austar that we did not already own were acquired by a new wholly-owned subsidiary of Liberty Global (LGI Austar Holdco), with funding provided by a loan from FOXTEL. On May 23, 2012, FOXTEL acquired 100% of Austar from LGI Austar Holdco for AUD 1.52 ($1.50 at the transaction date) per share in cash, which represented a total equity sales price of AUD 1,932.7 million ($1,906.6 million at the transaction date) for the 100% interest in Austar (based on Austar ordinary shares outstanding at the transaction date) or AUD 1,046.5 million for our 54.15% interest in Austar. Upon completion of these transactions and excluding proceeds related to the shares acquired in the Austar NCI Acquisition, our company realized cash proceeds equivalent to $1,056.1 million after taking into account applicable foreign currency forward contracts and before considering cash paid for disposal costs.

In connection with the sale of Austar, we recognized a pre-tax gain of $928.2 million that includes (i) cumulative foreign currency translation gains of $22.6 million and (ii) cumulative cash flow hedge losses of $15.1 million, each of which have been reclassified to net earnings from accumulated other comprehensive earnings. The associated deferred income tax expense of $4.1 million differs from the amount computed by applying the U.S. federal income tax rate of 35% primarily due to the fact that (i) the Austar Transaction was not subject to taxation in Australia and (ii) most elements of the Austar Transaction were not subject to taxation in the U.S. This gain, net of income taxes, is included in gain on disposal of discontinued operations, net of taxes, in our consolidated statement of operations.

The combined operating results of the Chellomedia Disposal Group (2014, 2013 and 2012) and Austar (2012) are classified as discontinued operations in our consolidated statements of operations and are summarized in the following table:

	Year ended December 31,
	2014 (a) (b)	2013 (b)	2012 (b) (c)
	in millions

Revenue	$26.6	$408.6	$673.7
Operating income	$0.6	$12.1	$78.7
Earnings (loss) before income taxes and noncontrolling interests	$0.9	$(1.0)	$75.2
Income tax expense	$(0.1)	$(22.7)	$(28.1)
Earnings (loss) from discontinued operations attributable to Liberty Global shareholders, net of taxes	$0.8	$(26.3)	$22.4
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(a)	Includes the operating results of the Chellomedia Disposal Group through January 31, 2014, the date the Chellomedia Disposal Group was sold.

(b)	Excludes the Chellomedia Disposal Group's intercompany revenue and expenses that are eliminated within Liberty Global's consolidated financial statements.

(c)	Includes the operating results of Austar through May 23, 2012, the date the Austar Transaction was completed.